Short-term borrowings	12 Months Ended
Dec. 31, 2021
Short-term borrowings.
Short-term borrowings

28   Short-term borrowings

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Secured	2,042,596	663,136
Unsecured	240,711	152,124
	2,283,307	815,260

As at December 31, 2020, out of the secured borrowings, RMB2,011,296,000 were secured by restricted cash of RMB2,108,848,000 (Note 22), RMB10,000,000 was guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd.,(“Haidian Financing Guarantee), RMB18,300,000 was guaranteed by Mr. Xi Wang (non-controlling shareholder of the Group), and RMB3,000,000 was secured by the accounts receivable that a certain subsidiary (BER Technology) could claim from Guilin Bank Co., Ltd. in the following two years. The weighted average interest rate of short-term borrowings is 4.15% per annum as at December 31, 2020.

As at December 31, 2021, out of the secured borrowings, RMB597,400,000 were secured by restricted cash of RMB670,022,000 (Note 22), RMB9,014,000 was guaranteed by Haidian Financing Guarantee, RMB53,722,000 was guaranteed by Shenzhen HTI Financing Guarantee Co., Ltd., and RMB3,000,000 was secured by the accounts receivable that BER Technology could claim from Guilin Bank Co., Ltd. in the following one year. The weighted average interest rate of short-term borrowings was 3.93% per annum as at December 31, 2021.